Fees and Expenses - Mid-Cap Equity Portfolio	Jul. 01, 2024
Prospectus [Line Items]
Expense Narrative [Text Block]	The Annual Fund Operating Expenses subsection will be deleted and replaced with the following:
Expenses Restated to Reflect Current [Text]	Expense information has been restated to reflect current fees.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class I	Class P
Management Fee	0.45%	0.45%
Service Fee	0.20%	0.00%
Other Expenses	0.04%	0.04%
Total Annual Fund Operating Expenses	0.69%	0.49%
Less Fee Waiver[2]	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses after Fee Waiver	0.64%	0.44%

[1]	Expense information has been restated to reflect current fees.
[2]	The investment adviser has agreed to waive 0.05% of its management fee through April 30, 2026. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term.

Expense Example Narrative [Text Block]	In the Examples subsection, the table will be deleted and replaced with the following:
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$65	$216	$379	$854
Class P	$45	$152	$269	$611